Stockholders'/Member Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders'/Member Deficit [Abstract]
Stockholders'/Member Deficit

NOTE 12 – Stockholders’ Deficit

Common Stock

The Company has 100,000,000 shares of common stock authorized, par value $0.001 per share, of which 8,014,994 and 7,864,994 shares were issued and outstanding at June 30, 2018 and December 31, 2017, respectively. In connection with the February 2018 consulting agreement discussed in Note 10 – Stock-based Compensation, an additional 100,000 shares of common stock out of the total 250,000 shares are issuable under the contract. Upon issuance, these shares are subject to restrictions pursuant to the provisions of Rule 144. On April 26, 2018 and May 7, 2018, 100,000 and 50,000 shares of common stock were issued under the contract, respectively, and subject to the restrictions under the provisions of Rule 144.

NOTE 11 – Stockholders’ /Member Deficit

Common Stock

The Company has 100,000,000 shares of common stock authorized, par value $0.001 per share, of which 7,864,994 shares were issued and outstanding at December 31, 2017.

Preferred Stock

The Company also has 10,000,000 shares of preferred stock authorized, par value $0.001 per share, of which no shares were issued and outstanding as of December 31, 2017.

Stockholders’ Deficit

Pursuant to the Acquisition of NeuroOne on July 20, 2017, the Company acquired 100% of NeuroOne shares in exchange for the issuance of Company shares and NeuroOne became the Company’s wholly-owned subsidiary. Also, at the closing, Mr. Samad (the majority owner of the Company prior to the Acquisition) tendered for cancellation 3,500,000 Company shares held by him as part of the conditions to closing resulting in a net exchange of 1,573,000 shares of common stock (see further details in Note 1 – Organization and Nature of Operations).

At the time of Acquisition, the Company had authorized 100,000,000 shares of common stock with a par value of $0.001 and 10,000,000 shares of preferred stock with a par value of $0.001.

Prior to the Merger, on October 20, 2016, NeuroOne issued 5,131,514 shares of common stock (as adjusted for the exchange ratio in connection with the Acquisition) as founders’ shares to seven individuals. Three of those investors were officers of NeuroOne. NeuroOne recorded $9,050 of share subscription receivable for these stock issuances in 2016, which remained outstanding as of December 31, 2016. The shares were subscribed at value of $0.03 per share based on a valuation prepared by NeuroOne utilizing a weighted average market value of invested capital methodology. In June 2017, the purchase price owed by the seven individuals for the founders’ shares of NeuroOne under their respective subscription agreements totaling $9,050 was forgiven by NeuroOne prior to the Acquisition.

Merger/Member Equity

The sole member of the LLC received, upon the effectiveness of the Merger, in consideration for the cancellation of his membership interests in the LLC, 85,051 shares of common stock in NeuroOne (as adjusted for the exchange ratio in connection with the Acquisition).